Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	$ 6,915	$ 7,710	$ 6,915	$ 7,710
Total Allowance for Loan Losses at end of period	6,040	6,811	6,040	6,811
Less: Total Allowance for off-balance sheet instruments	875	899	875	899
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	255	245	261	302
Net remeasurement due to transfers into stage	(1)	(3)	(7)	(8)
New originations or purchases	13	11	29	16
Net repayments	(2)	(1)	(6)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(17)	(42)	(80)
Changes to risk, parameters, and models	6	39	21	65
Write-offs	(3)	(3)	(7)	(11)
Recoveries	2	2	6	3
Foreign exchange and other adjustments			2	(7)
Total Allowance for Loan Losses at end of period	257	273	257	273
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,595	1,816	1,649	2,112
Net remeasurement due to transfers into stage	13	(23)	(5)	(150)
New originations or purchases	98	57	219	163
Net repayments	(40)	(51)	(124)	(163)
Derecognition of financial assets (excluding disposals and write-offs)	(89)	(78)	(248)	(216)
Changes to risk, parameters, and models	129	62	434	436
Write-offs	(212)	(181)	(601)	(672)
Recoveries	78	80	226	246
Foreign exchange and other adjustments	(2)	14	20	(60)
Total Allowance, including off-balance sheet instruments, at end of period	1,570	1,696	1,570	1,696
Total Allowance for Loan Losses at end of period	1,496	1,618	1,496	1,618
Less: Total Allowance for off-balance sheet instruments	74	78	74	78
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,213	2,563	2,314	3,184
Net remeasurement due to transfers into stage	59	(37)	50	(179)
New originations or purchases	50	36	159	89
Net repayments	1	(42)	5	(100)
Derecognition of financial assets (excluding disposals and write-offs)	(83)	(116)	(263)	(311)
Changes to risk, parameters, and models	166	177	393	472
Write-offs	(246)	(236)	(708)	(806)
Recoveries	69	75	224	231
Foreign exchange and other adjustments	(5)	25	50	(135)
Total Allowance, including off-balance sheet instruments, at end of period	2,224	2,445	2,224	2,445
Total Allowance for Loan Losses at end of period	1,667	1,893	1,667	1,893
Less: Total Allowance for off-balance sheet instruments	557	552	557	552
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,847	3,345	3,022	3,779
Net remeasurement due to transfers into stage	15	(4)	(1)	14
New originations or purchases	335	316	813	877
Net repayments	(20)	(47)	(66)	(189)
Derecognition of financial assets (excluding disposals and write-offs)	(486)	(515)	(1,283)	(1,437)
Changes to risk, parameters, and models	201	199	375	609
Disposals		(4)		(4)
Write-offs	(37)	(34)	(91)	(225)
Recoveries	15	12	41	37
Foreign exchange and other adjustments	(6)	28	54	(165)
Total Allowance, including off-balance sheet instruments, at end of period	2,864	3,296	2,864	3,296
Total Allowance for Loan Losses at end of period	2,620	3,027	2,620	3,027
Less: Total Allowance for off-balance sheet instruments	244	269	244	269
Stage 1 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	2,868	2,685	2,868	2,685
Total Allowance for Loan Losses at end of period	2,450	2,311	2,450	2,311
Less: Total Allowance for off-balance sheet instruments	418	374	418	374
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	130	23	35	32
Net remeasurement due to transfers into stage	(3)	(6)	(14)	(16)
New originations or purchases	13	11	29	16
Net repayments	(1)		(3)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(1)	(5)	(5)
Changes to risk, parameters, and models	(21)	(28)		(57)
Foreign exchange and other adjustments		(1)	1	(2)
Total Allowance for Loan Losses at end of period	120	23	120	23
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	13	40	92	92
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(15)	(15)	(33)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	568	587	550	595
Net remeasurement due to transfers into stage	(29)	(72)	(137)	(282)
New originations or purchases	98	57	219	163
Net repayments	(15)	(26)	(55)	(76)
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(29)	(69)	(69)
Changes to risk, parameters, and models	(31)	(245)	(260)	(597)
Foreign exchange and other adjustments	(1)	5	6	(18)
Total Allowance, including off-balance sheet instruments, at end of period	641	549	641	549
Total Allowance for Loan Losses at end of period	608	522	608	522
Less: Total Allowance for off-balance sheet instruments	33	27	33	27
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	124	319	518	952
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(44)	(46)	(125)	(113)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)	(6)	(6)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	921	852	878	799
Net remeasurement due to transfers into stage	(75)	(111)	(278)	(390)
New originations or purchases	50	36	159	89
Net repayments	(4)	(36)	(9)	(97)
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(15)	(46)	(39)
Changes to risk, parameters, and models	(115)	(233)	(523)	(500)
Foreign exchange and other adjustments	(2)	8	20	(37)
Total Allowance, including off-balance sheet instruments, at end of period	943	872	943	872
Total Allowance for Loan Losses at end of period	686	658	686	658
Less: Total Allowance for off-balance sheet instruments	257	214	257	214
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	269	422	966	1,185
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(84)	(49)	(210)	(132)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(2)	(14)	(6)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,126	1,287	1,186	1,499
Net remeasurement due to transfers into stage	(19)	(31)	(66)	(88)
New originations or purchases	335	316	813	877
Net repayments	9	(17)	26	(23)
Derecognition of financial assets (excluding disposals and write-offs)	(206)	(228)	(562)	(608)
Changes to risk, parameters, and models	(46)	(100)	(252)	(315)
Foreign exchange and other adjustments	(1)	14	28	(66)
Total Allowance, including off-balance sheet instruments, at end of period	1,164	1,241	1,164	1,241
Total Allowance for Loan Losses at end of period	1,036	1,108	1,036	1,108
Less: Total Allowance for off-balance sheet instruments	128	133	128	133
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	81	138	290	368
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(114)	(137)	(297)	(399)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(2)	(4)
Stage 2 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	3,340	4,297	3,340	4,297
Total Allowance for Loan Losses at end of period	2,886	3,782	2,886	3,782
Less: Total Allowance for off-balance sheet instruments	454	515	454	515
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	75	166	175	205
Net remeasurement due to transfers into stage	2	3	7	8
Net repayments	(1)	(1)	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(9)	(14)	(28)
Changes to risk, parameters, and models	19	56	(3)	69
Foreign exchange and other adjustments		1	1	(6)
Total Allowance for Loan Losses at end of period	88	190	88	190
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(12)	(39)	(90)	(90)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	11	18	23	47
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(5)	(8)	(12)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	872	1,082	960	1,330
Net remeasurement due to transfers into stage	40	46	126	125
Net repayments	(21)	(22)	(59)	(76)
Derecognition of financial assets (excluding disposals and write-offs)	(48)	(40)	(138)	(119)
Changes to risk, parameters, and models	50	228	382	709
Foreign exchange and other adjustments		6	14	(34)
Total Allowance, including off-balance sheet instruments, at end of period	787	1,002	787	1,002
Total Allowance for Loan Losses at end of period	746	951	746	951
Less: Total Allowance for off-balance sheet instruments	41	51	41	51
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(117)	(315)	(509)	(943)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	61	60	170	158
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(50)	(43)	(159)	(148)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,117	1,517	1,298	2,181
Net remeasurement due to transfers into stage	129	72	314	204
Net repayments	(2)	(10)		(19)
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(33)	(97)	(105)
Changes to risk, parameters, and models	204	356	749	738
Foreign exchange and other adjustments	(2)	14	26	(87)
Total Allowance, including off-balance sheet instruments, at end of period	1,101	1,417	1,101	1,417
Total Allowance for Loan Losses at end of period	801	1,079	801	1,079
Less: Total Allowance for off-balance sheet instruments	300	338	300	338
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(263)	(415)	(951)	(1,168)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	96	63	239	175
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(156)	(147)	(475)	(502)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,394	1,689	1,526	1,858
Net remeasurement due to transfers into stage	34	27	65	104
Net repayments	(14)	(23)	(47)	(92)
Derecognition of financial assets (excluding disposals and write-offs)	(172)	(198)	(451)	(566)
Changes to risk, parameters, and models	113	205	284	509
Foreign exchange and other adjustments	(1)	11	34	(79)
Total Allowance, including off-balance sheet instruments, at end of period	1,364	1,688	1,364	1,688
Total Allowance for Loan Losses at end of period	1,251	1,562	1,251	1,562
Less: Total Allowance for off-balance sheet instruments	113	126	113	126
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(77)	(137)	(285)	(364)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	117	139	309	408
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(30)	(25)	(71)	(90)
Stage 3 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	707	728	707	728
Total Allowance for Loan Losses at end of period	704	718	704	718
Less: Total Allowance for off-balance sheet instruments	3	10	3	10
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	50	56	51	65
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(7)	(23)	(47)
Changes to risk, parameters, and models	8	11	24	53
Write-offs	(3)	(3)	(7)	(11)
Recoveries	2	2	6	3
Foreign exchange and other adjustments				1
Total Allowance for Loan Losses at end of period	49	60	49	60
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(2)	(2)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)	(8)	(14)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	3	5	8	12
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	155	147	139	187
Net remeasurement due to transfers into stage	2	3	6	7
Net repayments	(4)	(3)	(10)	(11)
Derecognition of financial assets (excluding disposals and write-offs)	(14)	(9)	(41)	(28)
Changes to risk, parameters, and models	110	79	312	324
Write-offs	(212)	(181)	(601)	(672)
Recoveries	78	80	226	246
Foreign exchange and other adjustments		3		(8)
Total Allowance, including off-balance sheet instruments, at end of period	142	145	142	145
Total Allowance for Loan Losses at end of period	142	145	142	145
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(4)	(9)	(9)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(17)	(14)	(45)	(45)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	52	44	165	154
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	175	194	138	204
Net remeasurement due to transfers into stage	5	2	14	7
Net repayments	7	4	16	16
Derecognition of financial assets (excluding disposals and write-offs)	(48)	(68)	(120)	(167)
Changes to risk, parameters, and models	77	54	167	234
Write-offs	(246)	(236)	(708)	(806)
Recoveries	69	75	224	231
Foreign exchange and other adjustments	(1)	3	4	(11)
Total Allowance, including off-balance sheet instruments, at end of period	180	156	180	156
Total Allowance for Loan Losses at end of period	180	156	180	156
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(7)	(15)	(17)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(12)	(14)	(29)	(43)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	160	149	489	508
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	327	369	310	422
Net remeasurement due to transfers into stage				(2)
Net repayments	(15)	(7)	(45)	(74)
Derecognition of financial assets (excluding disposals and write-offs)	(108)	(89)	(270)	(263)
Changes to risk, parameters, and models	134	94	343	415
Disposals		(4)		(4)
Write-offs	(37)	(34)	(91)	(225)
Recoveries	15	12	41	37
Foreign exchange and other adjustments	(4)	3	(8)	(20)
Total Allowance, including off-balance sheet instruments, at end of period	336	367	336	367
Total Allowance for Loan Losses at end of period	333	357	333	357
Less: Total Allowance for off-balance sheet instruments	3	10	3	10
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(1)	(5)	(4)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(2)	(12)	(9)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 31	$ 26	$ 73	$ 94